GOODWILL AND INTANGIBLE ASSETS - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Goodwill at beginning of period	$ 513,312	$ 497,453
Acquisitions	662	9,926
Measurement period adjustments	(35,956)
Foreign exchange impact	(11,744)	5,933
Goodwill at end of period	429,590	513,312	$ 497,453
Goodwill, Impairment Loss	(36,684)	0	0
Fresh Fruit
Goodwill [Roll Forward]
Goodwill at beginning of period	273,275	273,275
Acquisitions	0	0
Foreign exchange impact	0	0
Goodwill at end of period	273,275	273,275	273,275
Diversified Fresh Produce - EMEA
Goodwill [Roll Forward]
Goodwill at beginning of period	151,276	135,625
Acquisitions	662	9,926
Foreign exchange impact	(11,030)	5,725
Goodwill at end of period	140,908	151,276	135,625
Diversified Fresh Produce - Americas & ROW
Goodwill [Roll Forward]
Goodwill at beginning of period	88,761	88,553
Acquisitions	0	0
Measurement period adjustments	(35,956)
Foreign exchange impact	(714)	208
Goodwill at end of period	15,407	$ 88,761	$ 88,553
Goodwill, Impairment Loss	$ (36,684)